PGIM S&P 500 Buffer 12 ETF - September N-1A Cover	Oct. 01, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PGIM ROCK ETF TRUST
Entity Central Index Key	0001992104
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 01, 2026
Prospectus Date	Feb. 20, 2026